Share based payment reserve	12 Months Ended
Aug. 31, 2022
Share Based Payment Reserve
Share based payment reserve

15.	Share based payment reserve

	2022	2021
Balance at beginning of year	$5,680	$2,748
Share based compensation – expense	3,113	2,933
Transfer of reserve on exercise of options and other share-based awards	(1,968)	(1)
Balance at end of year	$6,825	$5,680

Omnibus Equity Incentive Plan

Effective June 26, 2019, the Company adopted the Omnibus Equity Incentive Plan dated June 26, 2019 (the “Omnibus Plan”), which Omnibus Plan was approved by the shareholders on August 16, 2019, subsequently updated and approved by the shareholders on February 25, 2022.

The purposes of the Omnibus Plan are: (a) to advance the interests of the Company by enhancing the ability of the Company and its subsidiaries to attract, motivate and retain employees, officers, directors, and consultants, which either of directors or officers may be consultants or employees; (b) to reward such persons for their sustained contributions; and (c) to encourage such persons to take into account the long-term corporate performance of the Company.

The Omnibus Plan provides for the grant of options, restricted share units, deferred share units and performance share units (collectively, the “Omnibus Plan Awards”), all of which are described in detail in the Form 40-F Annual Report for the year ended August 31, 2022.

The Omnibus Plan provides for the grant of other share-based awards to participants (“Other Share-Based Awards”), which awards would include the grant of common shares. All Other Share-Based Awards will be granted by an agreement evidencing the Other Share-Based Awards granted under the Omnibus Plan.

Subject to adjustments as provided for under the Omnibus Plan, the maximum number of shares issuable pursuant to Omnibus Plan Awards outstanding at any time under the Omnibus Plan shall not exceed 10% of the aggregate number of common shares outstanding from time to time on a non-diluted basis; provided that the acquisition of common shares by the Company for cancellation shall not constitute non-compliance with the Omnibus Plan for any Omnibus Plan Awards outstanding prior to such purchase of common shares for cancellation.

a)	Stock options

As at August 31, 2022, the Company had 2,106,675 (August 31, 2021 - 12,513,055) options available for issuance under the Omnibus Plan.

The continuity of outstanding stock options for the year ended August 31, 2022 and year ended August 31, 2021 is as follows:

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021	7,351,000	CAD $0.41
Options exercised	(450,000)	CAD $0.42
Options expired	(1,565,000)	CAD $0.41
Balance – August 31, 2022	5,336,000	CAD $0.41

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	2,454,000	2,454,000	October 11, 2026	4.1
CAD $0.43	2,782,000	2,782,000	September 29, 2026	4.1
CAD $0.35	100,000	100,000	January 2, 2027	4.3
CAD $0.41	5,336,000	5,336,000		4.1

(1)	Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	-	-
Balance – August 31, 2021	-	-
Options issued	7,375,000	USD $0.50
Balance – August 31, 2022	7,375,000	USD $0.50

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	1,475,000	August 17, 2027	5.0

The weighted average fair value of stock options granted in 2022 was $0.25.

The Company estimated the fair value of stock options granted during 2022, under the Black-Scholes option pricing model using the following weighted average assumptions:

Risk-free interest rate	3.35%
Expected life of stock options (in years)	3.8
Expected volatility of the share price	68.89%
Expected dividend yield	0.0

The Company uses historical volatility to estimate the expected volatility of the Company’s share price. The expected life term of stock options granted is derived from historical data on employee exercise experience.

Compensation expense related to stock options amounted to $0.4 million for the year ended August 31, 2022 (2021 - nil).

b)	Restricted Share Units:

The following table sets out activity with respect to outstanding restricted share units:

Number of restricted share units
Balance – August 31, 2021	-
Granted	1,855,276
Balance – August 31, 2022	1,855,276

The grant date fair value of the RSUs generally approximates the cost of purchasing the shares in the open market. Once vested, the common shares are distributed, less any amount due for taxes, to settle the obligation.

The RSUs had a fair value of $0.95 million at the grant date and are amortized over the service period. During the year ended August 31, 2022, $0.2 million was recognized as compensation expense (2021 - nil).